Invested assets and net new money (Tables)	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure of invested assets and net new money [text block]
Invested

assets and net new money
As of or for the year ended
USD billion 31.12.21 31.12.20
Fund assets managed by UBS 419 397
Discretionary assets 1,705 1,459
Other invested assets 2,472 2,331
Total invested assets
1
4,596 4,187
of which: double counts 356 311
Net new money
1
159 127
1 Includes double counts.

Development of invested assets
Development of invested assets
USD billion 2021 2020
Total invested assets at the beginning of the year
1
4,187 3,607
Net new money 159 127
Market movements
2
339 359
Foreign currency translation (65) 96
Other effects (24) (1)
of which: acquisitions / (divestments) (5) 0
Total invested assets at the end of the year
1
4,596 4,187
1 Includes double counts.

2 Includes interest and dividend income.

UBS AG
Entity [Table]
Disclosure of invested assets and net new money [text block]
Invested assets and net new money
As of or for the year ended
USD billion 31.12.21 31.12.20
Fund assets managed by UBS 419 397
Discretionary assets 1,705 1,459
Other invested assets 2,472 2,331
Total invested assets
1
4,596 4,187
of which: double counts 356 311
Net new money
1
159 127
1 Includes double counts.

Development of invested assets
Development of invested assets
USD billion 2021 2020
Total invested assets at the beginning of the year
1
4,187 3,607
Net new money 159 127
Market movements
2
339 359
Foreign currency translation (65) 96
Other effects (24) (1)
of which: acquisitions / (divestments) (5) 0
Total invested assets at the end of the year
1
4,596 4,187
1 Includes double counts.

2 Includes interest and dividend income.